UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2001

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 14, 2002

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 64
Form 13 F Information Table Value Total: 121,466

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     2586   142533 SH       SOLE                   142533
Abbott Laboratories            COM              002824100      276     4950 SH       SOLE                     4950
Agilent Technologies Inc       COM              00846U101      290    10189 SH       SOLE                    10189
American Home Products         COM              026609107     2153    35096 SH       SOLE                    35096
American International Group   COM              026874107      465     5858 SH       SOLE                     5858
Archstone-Smith Trust          COM              039583109     1320    50200 SH       SOLE                    50200
BP Amoco PLC - Spons ADR       COM              055622104     1244    26740 SH       SOLE                    26740
Bank of America Corp           COM              060505104     3601    57205 SH       SOLE                    57205
Berkshire Hathaway Inc-CL A    COM              084670108      439        6 SH       SOLE                        6
Bethlehem Steel Corp           COM              087509105        6    13500 SH       SOLE                    13500
Borders Group Inc              COM              099709107     4717   237750 SH       SOLE                   237750
Boston Scientific Corp         COM              101137107     3937   163230 SH       SOLE                   163230
Bristol-Myers Squibb Co        COM              110122108      595    11658 SH       SOLE                    11658
Cigna Corp                     COM              125509109      232     2500 SH       SOLE                     2500
Cisco Systems Inc              COM              17275R102      205    11342 SH       SOLE                    11342
Citigroup Inc                  COM              172967101      395     7832 SH       SOLE                     7832
Computer Sciences Corp         COM              205363104     3513    71725 SH       SOLE                    71725
Consolidated Edison of NY      COM              209115104      773    19161 SH       SOLE                    19161
Countrywide Credit Ind Inc     COM              222372104     4320   105450 SH       SOLE                   105450
Delta Airlines Inc             COM              247361108     2223    75960 SH       SOLE                    75960
Duff & Phelps Utilities Income COM              264324104      337    30475 SH       SOLE                    30475
Duke-Weeks Realty Corp         COM              264411505      549    22550 SH       SOLE                    22550
Emerson Electric Co            COM              291011104      285     5000 SH       SOLE                     5000
Exxon Mobil Corporation        COM              30231G102      946    24081 SH       SOLE                    24081
Fannie Mae                     COM              313586109      356     4475 SH       SOLE                     4475
General Electric Co            COM              369604103     1520    37932 SH       SOLE                    37932
Genuine Parts Co               COM              372460105     3753   102250 SH       SOLE                   102250
Goodyear Tire & Rubber Co      COM              382550101      293    12300 SH       SOLE                    12300
HRPT Properties Trust          COM              40426W101     3501   404300 SH       SOLE                   404300
Hewlett Packard Co             COM              428236103     1073    52250 SH       SOLE                    52250
Home Depot, Inc                COM              437076102      548    10736 SH       SOLE                    10736
Hospitality Properties Trust   COM              44106M102      218     7400 SH       SOLE                     7400
Household Intl                 COM              441815107      537     9265 SH       SOLE                     9265
Humana Inc                     COM              444859102      177    15000 SH       SOLE                    15000
Intel Corp                     COM              458140100     2993    95171 SH       SOLE                    95171
International Business Machine COM              459200101      528     4367 SH       SOLE                     4367
Johnson & Johnson              COM              478160104      417     7058 SH       SOLE                     7058
KeySpan Corporation            COM              49337w100     5505   158880 SH       SOLE                   158880
Laboratory Corp of America Hol COM              50540R409     1934    23923 SH       SOLE                    23923
Liberty Media Corp - A (OLD)   COM              001957208      189    13500 SH       SOLE                    13500
Merck & Co                     COM              589331107      784    13340 SH       SOLE                    13340
Microsoft Corp                 COM              594918104      881    13303 SH       SOLE                    13303
NASDAQ-100 Index Tracking Stoc COM              631100104     4939   126925 SH       SOLE                   126925
NSTAR                          COM              67019E107     4124    91950 SH       SOLE                    91950
New Plan Excel Realty Trust    COM              648053106     5239   275000 SH       SOLE                   275000
Northrop Grumman Corp          COM              666807102     4140    41065 SH       SOLE                    41065
PPG Industries Inc             COM              693506107     4135    79950 SH       SOLE                    79950
Pfizer Inc                     COM              717081103      488    12254 SH       SOLE                    12254
Public Service Enterprise Grou COM              744573106     5153   122130 SH       SOLE                   122130
Raytheon Company New           COM              755111507     4119   126850 SH       SOLE                   126850
Rheometric Scientific, Inc.    COM              762073104      870   512047 SH       SOLE                   512047
SBC Communications Inc         COM              78387G103      398    10156 SH       SOLE                    10156
Schering-Plough                COM              806605101      645    18000 SH       SOLE                    18000
Sovereign Bancorp Inc          COM              845905108     5766   471100 SH       SOLE                   471100
Staples Inc                    COM              855030102      187    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      266    21652 SH       SOLE                    21652
Supervalu Inc                  COM              868536103     3484   157525 SH       SOLE                   157525
Teleflex Inc                   COM              879369106     4774   100900 SH       SOLE                   100900
Verizon Communications         COM              92343V104      352     7416 SH       SOLE                     7416
Vulcan Materials Co            COM              929160109     3345    69775 SH       SOLE                    69775
Weyerhaeuser Co                COM              962166104     2743    50725 SH       SOLE                    50725
Xcel Energy Inc.               COM              98389B100     1188    42829 SH       SOLE                    42829
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     1541    53125 SH       SOLE                    53125
Wendys Financing I $2.50 Tecon PFD CV           950588202     2956    50750 SH       SOLE                    50750